UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	VANGUARD FLORIDA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Florida Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.1%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.25	12/1/2011 (1)	$3,095	$3,642
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.25	12/1/2016 (1)	8,695	10,557
Boynton Beach FL Util. System Rev	5.375	11/1/2013 (3)	2,400	2,751
Boynton Beach FL Util. System Rev	5.375	11/1/2015 (3)	2,665	3,075
Boynton Beach FL Util. System Rev	5.50	11/1/2018 (3)	3,125	3,650
Boynton Beach FL Util. System Rev	5.50	11/1/2020 (3)	3,480	4,065
Boynton Beach FL Util. System Rev	6.25	11/1/2020 (3)(ETM)	415	503
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625	10/1/2014 (1)	2,000	2,156
Brevard County FL Util. Rev	5.25	3/1/2012 (3)	3,805	4,297
Brevard County FL Util. Rev	5.25	3/1/2013 (3)	2,165	2,419
Brevard County FL Util. Rev	5.25	3/1/2014 (3)	2,045	2,281
Broward County FL Airport System Rev	5.25	10/1/2011 (1)	10,000	10,711
Broward County FL School Board COP	5.375	7/1/2011 (4)(Prere.)	6,325	7,184
Broward County FL School Board COP	5.375	7/1/2011 (4)(Prere.)	5,755	6,536
Broward County FL School Board COP	5.50	7/1/2011 (4)(Prere.)	5,170	5,953
Broward County FL School Board COP	5.50	7/1/2011 (4)(Prere.)	4,635	5,337
Broward County FL School Board COP	5.50	7/1/2011 (4)(Prere.)	5,205	5,994
Broward County FL School Board COP	5.50	7/1/2018 (4)	14,575	16,073
Broward County FL School Board COP	5.50	7/1/2019 (4)	15,710	17,295
Collier County FL School Board COP	6.25	2/15/2013 (4)	12,500	15,068
Collier County FL School Board COP	5.375	2/15/2017 (4)	5,725	6,306
Collier County FL School Board COP	5.375	2/15/2018 (4)	5,000	5,476
Collier County FL School Board COP	5.375	2/15/2019 (4)	5,000	5,466
Collier County FL School Board COP	5.375	2/15/2020 (4)	5,695	6,207
Coral Springs FL Improvement Dist. Water & Sewer GO	6.00	6/1/2010 (1)	3,205	3,517
Davie FL Water & Sewer Rev	6.375	10/1/2012 (2)	2,500	2,962
Dunedin FL Util. System Rev	6.75	10/1/2008 (3)	1,115	1,296
Dunedin FL Util. System Rev	6.75	10/1/2010 (3)	2,465	2,978
Escambia County FL Environmental Improvement Rev	5.75	11/1/2027	6,000	6,065
Florida Board of Educ. Capital Outlay	5.50	6/1/2014	10,000	11,347
Florida Board of Educ. Capital Outlay	5.375	6/1/2017 (3)	4,010	4,460
Florida Board of Educ. Public Educ	5.375	6/1/2015	12,000	13,396
Florida Board of Educ. Rev. (Lottery Rev.)	5.75	7/1/2014 (3)	8,475	9,699
Florida Board of Educ. Rev. (Lottery Rev.)	5.50	7/1/2015 (2)	12,105	13,504
Florida Board of Educ. Rev. (Lottery Rev.)	5.75	7/1/2015 (3)	8,960	10,199
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	5.75	7/1/2005 (2)(Prere.)	3,585	3,748
Florida Housing Finance Agency Rev	6.25	7/1/2011	60	61
Florida Housing Finance Agency Rev	6.35	7/1/2014	80	82
Florida Housing Finance Corp. Rev	5.95	1/1/2032 (4)	12,535	12,981
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	1.35	9/8/2004 (1)	600	600
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25	10/1/2012 (3)	18,245	19,770
Highlands County FL Health Rev. (Adventist Health System)	6.00	11/15/2031	10,000	10,662
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2010 (4)	3,775	4,286
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2011 (4)	4,610	5,246
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2012 (4)	5,670	6,482
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2013 (4)	3,000	3,428
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2014 (4)	5,365	6,133
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.50	10/1/2015 (4)	3,945	4,520
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.25	10/1/2034	4,800	4,741
Hillsborough County FL IDA (Univ. Community Hosp.)	6.50	8/15/2019 (1)	17,850	22,329
Hillsborough County FL School Board COP	5.25	7/1/2017 (1)	7,005	7,930
Hillsborough County FL School Board COP	5.50	7/1/2018 (1)	14,945	17,256
Hillsborough County FL School Dist. Sales Tax Rev	5.375	10/1/2014 (2)	2,000	2,249
Hillsborough County FL School Dist. Sales Tax Rev	5.375	10/1/2015 (2)	2,000	2,235
Hillsborough County FL School Dist. Sales Tax Rev	5.375	10/1/2017 (2)	4,780	5,325
Hillsborough County FL School Dist. Sales Tax Rev	5.375	10/1/2018 (2)	2,000	2,223
Hollywood FL Water & Sewer Rev	5.00	10/1/2011 (4)	3,155	3,512
Hollywood FL Water & Sewer Rev	5.00	10/1/2012 (4)	5,785	6,454
Hollywood FL Water & Sewer Rev	5.00	10/1/2013 (4)	3,600	4,020
Indian River County FL Water & Sewer Rev	6.50	9/1/2008 (3)	2,540	2,920
Jacksonville FL Excise Taxes Rev	5.00	10/1/2004 (4)	4,615	4,628
Jacksonville FL Excise Taxes Rev	5.25	10/1/2016 (1)	2,500	2,752
Jacksonville FL Excise Taxes Rev	5.25	10/1/2017 (1)	2,895	3,175
Jacksonville FL Excise Taxes Rev	5.25	10/1/2018 (1)	3,300	3,598
Jacksonville FL Excise Taxes Rev	5.25	10/1/2019 (1)	2,280	2,473
Jacksonville FL Excise Taxes Rev	5.25	10/1/2020 (1)	1,750	1,889
Lakeland FL Electric & Water Rev	6.05	10/1/2008 (4)	4,785	5,440
Lakeland FL Electric & Water Rev	6.05	10/1/2009 (4)	4,000	4,613
Lakeland FL Electric & Water Rev	6.55	10/1/2009 (4)	4,000	4,695
Lakeland FL Electric & Water Rev	0.00	10/1/2010 (1)	8,260	6,730
Lakeland FL Electric & Water Rev	0.00	10/1/2011 (1)	8,420	6,494
Lakeland FL Electric & Water Rev	0.00	10/1/2012 (1)	2,020	1,481
Lakeland FL Electric &Water Rev	6.05	10/1/2014 (4)	2,000	2,409
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.50	11/15/2021	11,925	11,946
Lee County FL School Board COP	6.00	8/1/2008 (4)	6,180	6,763
Miami Beach FL Water & Sewer Rev	5.625	9/1/2017 (2)	2,550	2,879
Miami FL GO	5.90	12/1/2008 (3)	1,000	1,135
Miami FL GO	6.00	12/1/2009 (3)	1,380	1,592
Miami-Dade County FL Aviation - Miami International Airport	5.75	10/1/2017 (3)	8,940	10,036
Miami-Dade County FL Aviation - Miami International Airport	5.75	10/1/2018 (3)	5,000	5,596
Miami-Dade County FL Aviation - Miami International Airport	5.75	10/1/2019 (3)	5,500	6,138
Miami-Dade County FL Aviation - Miami International Airport	5.75	10/1/2020 (3)	4,000	4,460
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.25	6/1/2010 (4)	1,000	1,086
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.25	6/1/2011 (4)	2,000	2,191
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.25	6/1/2012 (4)	2,620	2,870
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.25	6/1/2013 (4)	3,160	3,462
Miami-Dade County FL School Board COP	5.75	10/1/2009 (4)(Prere.)	1,000	1,143
Miami-Dade County FL School Board COP	5.75	10/1/2009 (4)(Prere.)	1,755	2,006
Miami-Dade County FL School Board COP	5.75	10/1/2009 (4)(Prere.)	5,265	6,017
Miami-Dade County FL School Board COP	5.75	10/1/2009 (4)(Prere.)	2,000	2,286
Miami-Dade County FL School Board COP	5.875	10/1/2009 (4)(Prere.)	3,150	3,619
Miami-Dade County FL School Board COP	5.50	5/1/2011 (1)(Prere.)	2,460	2,822
Miami-Dade County FL School Board COP	5.50	5/1/2011 (1)(Prere.)	2,650	3,040
Miami-Dade County FL School Board COP	5.50	5/1/2011 (1)(Prere.)	3,840	4,406
Miami-Dade County FL School Board COP PUT	5.50	5/1/2011 (1)	8,500	9,535
Miramar FL Wastewater Improvement Assessment Rev	5.00	10/1/2025 (1)	4,165	4,249
North Broward FL Hosp. Dist. Rev	5.75	1/15/2007 (1)	2,560	2,775
Ocala FL Water & Sewer Rev	6.00	10/1/2005 (2)	1,120	1,147
Ocala FL Water & Sewer Rev	6.00	10/1/2010 (2)	2,435	2,764
Ocala FL Water & Sewer Rev	5.75	10/1/2031 (3)	13,605	15,088
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	1.36	9/1/2004 LOC	7,175	7,175
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.25	11/15/2010 (2)	6,015	6,441
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.25	11/15/2024	5,000	5,409
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2009 (1)(ETM)	4,935	5,757
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2009 (1)	2,045	2,361
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2010 (1)(ETM)	5,260	6,220
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2010 (1)	2,175	2,549
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2011 (1)(ETM)	2,765	3,301
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2011 (1)	1,875	2,224
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2013 (1)(ETM)	3,160	3,837
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2013 (1)	1,890	2,270
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2016 (1)(ETM)	3,890	4,819
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2016 (1)	1,610	1,975
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2018 (1)	6,770	8,283
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.25	10/1/2021 (1)	11,500	14,099
Orange County FL School Board COP	6.00	8/1/2008 (1)	11,580	13,081
Orange County FL School Board COP	6.00	8/1/2009 (1)	12,255	14,036
Orange County FL School Board COP	6.00	8/1/2010 (1)	12,825	14,890
Orange County FL School Board COP	6.00	8/1/2010 (2)(Prere.)	3,170	3,695
Orange County FL School Board COP	6.00	8/1/2010 (2)(Prere.)	3,500	4,080
Orange County FL School Board COP	6.00	8/1/2010 (2)(Prere.)	3,955	4,610
Orange County FL School Board COP	6.00	8/1/2011 (1)	6,000	7,020
Orange County FL School Board COP	5.375	8/1/2017 (1)	6,590	7,160
Orange County FL School Board COP	5.375	8/1/2022 (1)	11,500	12,360
Orange County FL School Board VRDO	1.35	9/1/2004 (1)	9,090	9,090
Orange County FL Tourist Dev. Rev	5.90	10/1/2010 (1)(ETM)	835	971
Orlando & Orange County FL Expressway Auth	6.50	7/1/2010 (3)	2,000	2,377
Orlando & Orange County FL Expressway Auth	8.25	7/1/2014 (3)	3,000	4,142
Orlando & Orange County FL Expressway Auth	8.25	7/1/2015 (3)	8,360	11,627
Orlando & Orange County FL Expressway Auth	5.25	7/1/2016 (2)	2,000	2,217
Orlando & Orange County FL Expressway Auth. VRDO	1.30	9/8/2004 (4)	5,200	5,200
Orlando & Orange County FL Expressway Auth. VRDO	1.30	9/8/2004 (4)	2,900	2,900
Orlando FL Util. Comm. Water & Electric Rev	5.25	10/1/2014	5,000	5,680
Orlando FL Util. Comm. Water & Electric Rev	6.75	10/1/2017 (ETM)	12,700	15,991
Palm Beach County FL Airport System Rev	5.75	10/1/2011 (1)	13,645	15,731
Palm Beach County FL Airport System Rev	5.75	10/1/2013 (1)	10,445	12,171
Palm Beach County FL Criminal Justice Fac. Rev	7.20	6/1/2014 (3)	16,300	21,103
Palm Beach County FL Criminal Justice Fac. Rev	7.20	6/1/2015 (3)	3,000	3,905
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625	12/1/2031	16,500	16,931
Palm Beach County FL Rev. (Raymond F. Kravis Center for the Performing Arts, Inc.) VRDO	1.28	9/8/2004 LOC	17,500	17,500
Palm Beach County FL School Board COP	6.00	8/1/2010 (3)(Prere.)	7,495	8,800
Palm Beach County FL School Board COP	5.375	8/1/2015 (4)	8,190	9,112
Palm Beach County FL School Board COP	5.25	8/1/2016 (4)	4,050	4,457
Palm Beach County FL School Board COP	5.375	8/1/2016 (4)	4,430	4,919
Palm Beach County FL School Board COP	5.375	8/1/2017 (4)	4,500	4,974
Palm Beach County FL School Board COP	5.25	8/1/2018 (4)	2,300	2,510
Palm Beach County FL School Board COP VRDO	1.30	9/8/2004 (2)	12,300	12,300
Palm Beach County FL School Board COP VRDO	1.38	9/8/2004 (3)**	3,800	3,800
Polk County FL Util. System Rev	5.25	10/1/2021 (3)	3,620	3,930
Sarasota County FL Util. System Rev	7.00	10/1/2009 (3)	6,260	7,488
Seacoast FL Util. Auth. Water & Sewer Rev	5.50	3/1/2017 (3)	2,400	2,785
Seacoast FL Util. Auth. Water & Sewer Rev	5.50	3/1/2019 (3)	3,595	4,184
Seminole County FL Water & Sewer Rev	6.00	10/1/2009 (1)	1,800	2,070
Seminole County FL Water & Sewer Rev	6.00	10/1/2012 (1)	5,000	5,922
Seminole County FL Water & Sewer Rev	6.00	10/1/2019 (1)(ETM)	4,000	4,889
Seminole County FL Water & Sewer Rev	6.00	10/1/2019 (1)	2,350	2,849
South Broward FL Hosp. Dist. Rev	5.625	5/1/2032 (1)	12,000	13,006
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.50	11/15/2033	10,000	10,347
St. Lucie County FL Util. System Rev	6.50	10/1/2008 (3)(ETM)	4,910	5,535
St. Lucie County FL Util. System Rev	5.50	10/1/2015 (3)(ETM)	5,000	5,172
St. Lucie County FL Util. System Rev	6.00	10/1/2020 (3)(ETM)*	5,515	6,659
Sunrise FL Util. System Rev	5.20	10/1/2022 (2)	17,805	19,667
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.32	9/8/2004 (2)	3,760	3,760
Tallahassee FL Energy System Rev	5.25	10/1/2013 (4)	4,380	4,961
Tallahassee FL Energy System Rev	5.25	10/1/2014 (4)	3,980	4,507
Tallahassee FL Energy System Rev	5.25	10/1/2015 (4)	5,240	5,968
Tamarac FL Water & Sewer Util. Rev	5.90	10/1/2011 (3)	3,980	4,653
Tampa Bay FL Water Util. System Rev	5.25	10/1/2017 (3)	5,000	5,703
Tampa FL Health System Rev. (Catholic Healthcare East)	5.50	11/15/2004 (1)	1,000	1,008
Tampa FL Health System Rev. (Catholic Healthcare East)	5.25	11/15/2011 (1)	4,575	5,082
Outside Florida:
Puerto Rico GO	5.25	7/1/2016	5,000	5,457
Puerto Rico GO	5.25	7/1/2017	6,790	7,374
Puerto Rico GO	5.25	7/1/2018	6,500	7,024
Puerto Rico GO	5.25	7/1/2019	5,000	5,376
Puerto Rico Govt. Dev. Bank VRDO	1.25	9/8/2004 (1)	2,700	2,700
Puerto Rico Muni. Finance Agency	6.00	8/1/2016 (4)	6,000	6,881
Puerto Rico Muni. Finance Agency	5.25	8/1/2018 (4)	5,000	5,549
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.00	7/1/2012 (2)	12,000	13,210
Puerto Rico Public Finance Corp. PUT	5.75	2/1/2012 LOC	9,000	10,146

TOTAL MUNICIPAL BONDS
(Cost $1,029,533)				1,112,968

OTHER ASSETS AND LIABILITIES-NET (0.9%)				10,656

NET ASSETS (100%)				$1,123,624

 *Securities with an value of $1,690,000 have been segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of this security was $3,800,000, representing 0.3% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity. (Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $1,034,760,000. Net unrealized appreciation of investment securities was $78,208,000, consisting of unrealized gains of $78,208,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	220	$24,489	$305

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.